Other Receivables and Other Current Assets, Net (Tables)	12 Months Ended
Dec. 31, 2023
Other Receivables And Other Current Assets Net [Abstract]
Summary of other receivables and other current assets
	As of December 31, 2023	As of December 31, 2022

Due from third parties	$452,544	$383,050
Refundable deposits	16,054	10,517
Others	-	34,429
Allowance for credit losses	(252,947)	(239,594)
Total other receivables and other current assets, net	$215,651	$188,402

Summary of allowance for credit losses
Movements of allowance for credit losses are as follows:

	As of December 31, 2023	As of December 31, 2022	As of December 31, 2021

Beginning balance	$239,594	$264,880	$247,336
Addition (recovery)	20,247	(5,268)	11,488
Exchange rate effect	(6,894)	(20,018)	6,056
Ending balance	$252,947	$239,594	$264,880